BORROWINGS - SPE Notes (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,337.2			SFr 4,676.8
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,345.7			4,687.1
Sunrise holding SPE notes
Disclosure of detailed information about borrowings [line items]
Borrowings	2,141.3			1,467.2
Sunrise holding SPE notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 2,143.3			SFr 1,468.8
2031 Sunrise holding senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%	4.88%	4.88%	4.88%	4.88%	4.88%
Original issue amount | $		$ 1,250.0			$ 1,250.0
Borrowings	SFr 975.5			SFr 1,115.9
2031 Sunrise holding senior secured notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 975.9	$ 1,230.0		SFr 1,116.6	$ 1,230.0
UPCB finance VII euro notes
Disclosure of detailed information about borrowings [line items]
Interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%
Original issue amount | €			€ 600.0			€ 600.0
Borrowings	SFr 295.8			SFr 351.3
UPCB finance VII euro notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 296.3		€ 318.1	SFr 352.2		€ 374.9
Sunrise FinCo I B.V. 4.625% 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.625%	4.625%	4.625%
Interest rate	4.63%	4.63%	4.63%
Original issue amount | €			€ 935.0
Borrowings	SFr 870.0
Sunrise FinCo I B.V. 4.625% 2032 | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 871.1		€ 935.0